Initial Public Offering (Details) - $ / shares	Nov. 04, 2024	Sep. 30, 2026
Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Number of warrants	1	1
Public Units [Member]
Initial Public Offering (Details) [Line Items]
Public units	17,250,000
Price per unit (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Option units	2,250,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10
Public Share [Member]
Initial Public Offering (Details) [Line Items]
Number of warrants	1
Class A Ordinary Shares [Member] | Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Number of warrants	1
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per share of warrant (in Dollars per share)	$ 11.5